CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current Assets
Cash and cash equivalents	$ 338,880,559	$ 219,336,848
Time deposits	537,478,040	22,895,200
Short term investments	76,048,594	0
Accounts receivable, net of allowance for doubtful accounts	125,115,842	77,267,275
Loan receivable - current	0	45,912,000
Inventories	243,295,512	209,570,835
Prepayments and other current assets, net of allowance for doubtful accounts	36,369,275	18,139,453
Total Current Assets	1,357,187,822	593,121,611
Property, plant and equipment, net	178,327,361	166,812,749
Intangible assets, net	53,258,871	536,338
Land use rights, net	32,204,342	24,853,163
Equity method investment	15,428,028	14,903,908
Prepayments for investments in equity securities	10,812,893	0
Loan receivable - non current	39,942,591	0
Goodwill	313,588,803	0
Other non-current assets	9,227,970	8,829,648
Total Assets	2,009,978,681	809,057,417
Current Liabilities
Accounts payable	11,404,642	7,548,909
Income tax payable	11,010,347	14,258,544
Other payables and accrued expenses	99,933,793	75,827,864
Total Current Liabilities	122,348,782	97,635,317
Deferred income	2,824,212	3,476,877
Non-current income tax payable	26,899,038	37,067,138
Other liabilities	13,203,485	6,553,088
Total Liabilities	165,275,517	144,732,420
Shareholders' Equity
Ordinary share: par value $0.0001; 100,000,000 shares authorized; 41,616,320 and 29,866,545 shares issued at December 31, 2018 and 2017, respectively; 39,361,616 and 27,611,841 shares outstanding at December 31, 2018 and 2017, respectively	4,162	2,987
Additional paid-in capital	1,189,698,494	140,230,395
Treasury share: 2,254,704 shares at December 31, 2018 and 2017, respectively, at cost	(56,425,094)	(56,425,094)
Retained earnings	634,482,738	506,426,436
Accumulated other comprehensive (losses)/income	(45,710,701)	7,957,304
Total equity attributable to China Biologic Products Holdings, Inc.	1,722,049,599	598,192,028
Noncontrolling interest	122,653,565	66,132,969
Total Shareholders' Equity	1,844,703,164	664,324,997
Commitments and contingencies
Total Liabilities and Shareholders' Equity	$ 2,009,978,681	$ 809,057,417